Share Incentive Plan - Schedule of Share-based Compensation Expense Recognized (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	¥ 768	¥ 29,748	¥ 2,970
Cost of Revenues
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	101	146	317
Selling and Marketing Expense
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	14	14,278	674
General and Administrative Expense
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	¥ 681	¥ 15,324	¥ 1,979